Short-term Loans (Details Textual)	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Short-Term Loans (Textual)
Borrow an aggregate amount			$ 8,858,457	$ 7,540,381
Interest expense on all short-term bank loans			480,452	$ 365,964		$ 635,875
China Merchants Bank [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount	$ 4,400,000																				$ 2,900,000
Land use right	400,000
Property with carrying value of the collateral	$ 1,000,000
China Merchants Bank [Member] | Minimum [Member]
Short-Term Loans (Textual)
Effective interest rate, percentage	5.655%									5.655%
China Merchants Bank [Member] | Maximum [Member]
Short-Term Loans (Textual)
Effective interest rate, percentage	6.96%									6.96%
China Merchants Bank [Member] | RMB [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount | ¥										¥ 30,000,000												¥ 20,000,000
Land use right | ¥		¥ 3,100,000
Property with carrying value of the collateral | ¥										¥ 7,200,000
Beijing Bank [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount											$ 2,900,000		$ 4,600,000		$ 4,600,000		$ 4,600,000		$ 4,600,000
Beijing Bank [Member] | Minimum [Member]
Short-Term Loans (Textual)
Effective interest rate, percentage											5.22%	5.22%
Beijing Bank [Member] | Maximum [Member]
Short-Term Loans (Textual)
Effective interest rate, percentage											5.4475%	5.4475%
Beijing Bank [Member] | RMB [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount | ¥												¥ 20,000,000		¥ 30,000,000		¥ 30,000,000		¥ 30,000,000		¥ 30,000,000
Bank of Communications [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount								$ 1,500,000
Effective interest rate, percentage								5.0025%	5.0025%
Bank of Communications [Member] | RMB [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount | ¥									¥ 10,000,000
Haikong Holdings Microfinance Co., Ltd [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount			$ 220,000
Effective interest rate, percentage			19.20%				19.20%
Property with carrying value of the collateral			$ 200,000
Haikong Holdings Microfinance Co., Ltd [Member] | RMB [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount | ¥							¥ 1,500,000
Property with carrying value of the collateral			$ 1,400,000
Haikou United Bank [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount																			$ 150,000
Short term loan, description				The remaining loan was repaid upon maturity during the year ended December 31, 2018	The remaining loan was repaid upon maturity during the year ended December 31, 2018
Repaid debt outstanding				$ 30,000
Haikou United Bank [Member] | RMB [Member]
Short-Term Loans (Textual)
Borrow an aggregate amount | ¥																				¥ 1,000,000
Repaid debt outstanding | ¥					¥ 200,000